7. STOCKHOLDERS' DEFICIT	9 Months Ended	12 Months Ended
	Sep. 30, 2014	Dec. 31, 2013
Equity [Abstract]
7. STOCKHOLDERS' DEFICIT

Common Stock

The Company has authorized 145 million shares of common stock with $0.001 par value, 79,377,404 of which were outstanding as of September 30, 2014. During the nine months ended September 30, 2014, the Company issued 242,440 shares in connection with the exercise of outstanding options.

For the nine months ended September 30, 2014, the Company issued 2,074,603 shares of common stock in connection with conversions of outstanding shares of Series B preferred stock, as well as 99,766 shares of common stock as payment of accrued dividends on the Series B preferred stock.

Stock issued to employees and directors

The Company issued 2,000,000 restricted shares of stock to an officer valued at $731,000 during the first quarter of 2014. The shares are comprised of two tiers, including 1,000,000 shares in each tier, and are subject to performance and service conditions for vesting. If the performance conditions are not achieved prior to January 2017, the restricted shares will be forfeited.

Total compensation expense recorded for the three and nine months ended September 30, 2014 was approximately $98,000 and $293,000, respectively.

The Company issued 771,740 shares of common stock to directors valuing $355,000 during the third quarter of 2014.

Preferred Stock; Series B Convertible Preferred Stock

The Company has authorized 5,000,000 shares of preferred stock with a $.001 par value. The board of directors has the authority to issue these shares and to set dividends, voting and conversion rights, redemption provisions, liquidation preferences, and other rights and restrictions. The board of directors designated 525,000 shares of preferred stock as redeemable convertible preferred stock, none of which remain outstanding, and 3,000 shares of preferred stock as Series B Preferred Stock, of which 1,277 and 2,147 shares were issued and outstanding as of September 30, 2014 and December 31, 2013, respectively.

Pursuant to the terms of the Series B Preferred Stock set forth in the Certificate of Designations, Preferences and Rights designating the Preferred Stock (the “Preferred Stock Designation”), shares of Series B Preferred Stock are convertible into common stock by their holder at any time, and will be mandatorily convertible upon the achievement of certain conditions, including the receipt of certain approvals from the U.S. Food and Drug Administration and the achievement by the Company of specified average trading prices and volumes for the common stock. The original conversion price was $0.68 per share, such that each share of Preferred Stock would convert into 1,471 shares of common stock, subject to customary adjustments, including any accrued but unpaid dividends and pursuant to certain anti-dilution provisions, as set forth in the Preferred Stock Designation. As a result of anti-dilution provisions, the conversion price as of September 30, 2014 was $0.24 per share, such that each share of Preferred Stock would convert into 4,132 shares of common stock.

Holders of the Series B Preferred Stock are entitled to quarterly dividends at an annual rate of 10.0%, payable in cash or, subject to certain conditions, common stock, at the Company’s option. Accrued dividends totaled approximately $39,000 at September 30, 2014. Each share of Series B Preferred Stock is entitled to a number of votes equal to the number of shares of common stock into which the Series B Preferred Stock is convertible. As long as shares of the Series B Preferred Stock are outstanding, and until the receipt of certain approvals from the U.S. Food and Drug Administration and the achievement by the Company of specified average trading prices and volumes for the common stock, the Company may not incur indebtedness for borrowed money secured by the Company’s intellectual property or in excess of $2.0 million without the prior consent of the holders of two-thirds of the outstanding shares of Series B Preferred Stock. The Company may redeem the Series B Preferred Stock after the second anniversary of issuance, subject to certain conditions. Upon the Company’s liquidation or sale to or merger with another corporation, each share of Series B Preferred Stock will be entitled to a liquidation preference of $1,000 per share, plus any accrued but unpaid dividends.

The Series B Preferred Stock was issued with Tranche A warrants to purchase 1,858,089 shares of common stock and Tranche B warrants purchasing 1,858,088 shares of common stock, both at an exercise price of $1.08 per share. Pursuant to the terms of the Tranche B warrants, their exercise price will be reduced, and the number of shares of common stock into which those warrants are exercisable will be increased, if the Company issues shares at a price below the then-current exercise price. The exercise price of Tranche B warrants at September 30, 2014 was $0.24, and on that date, the Tranche B warrants were convertible into 8,292,297 shares of common stock. As a result of these provisions, the Company is required to account for the warrants as a liability recorded at fair value each period. The Company values the warrants using a Monte Carlo Simulation model. Of the $2.6 million in proceeds from issuance of the Series B Preferred Stock, the Company originally allocated $873,000 to the fair value of the warrants. At September 30, 2014 and December 31, 2013, the fair value of these warrants was approximately $1.2 million and $1.5 million, respectively.

Warrants

We have issued warrants to purchase our common stock from time to time in connection with certain financing arrangements.

The Company had the following shares reserved for the warrants as of September 30, 2014:

Warrants (Underlying Shares)		Exercise Price	Expiration Date
3,590,522	(1)	$0.80 per share	March 1, 2015
6,790	(2)	$1.01 per share	September 10, 2015
439,883	(3)	$0.68 per share	March 31, 2016
285,186	(4)	$1.05 per share	November 20, 2016
1,858,089	(5)	$1.08 per share	May 23, 2018
8,292,297	(6)	$0.24 per share	May 23, 2018
200,000	(7)	$0.50 per share	April 23, 2019
561,798	(7)	$0.45 per share	May 22, 2019
184,211	(8)	$0.38 per share	September 9, 2019
325,521	(9)	$0.46 per share	September 17, 2019

__________

(1)     Consists of outstanding warrants issued in connection with a warrant exchange program in June 2012.

(2)	Consists of outstanding warrants issued in conjunction with a private placement on September 10, 2010.

(3)	Consists of outstanding warrants issued in conjunction with a buy back of our minority interest in our subsidiary in December 2012, which were issued in February 2014.

(4)	Consists of outstanding warrants issued in conjunction with a private placement on November 21, 2011.

(5)	Consists of outstanding warrants issued in conjunction with a private placement on May 24, 2013.

(6)	Underlying shares increased from 1,858,089 to 8,292,297, and exercise price decreased from $1.08 per share to $0.24 per share, pursuant to the terms of the warrants, as a result of certain conversions of Convertible Notes.

(7)	Consists of outstanding warrants issued to a placement agent in conjunction with the April 23, 2014 and May 23, 2014 sales of Convertible Notes.

(8)	Consists of outstanding warrants issued to a placement agent in conjunction with a September 2014 secured note offering.

(9)	Consists of outstanding warrants issued in conjunction with a Regulation S private placement on September 17, 2014.

Common Stock

The Company has authorized 145 million shares of common stock with $0.001 par value, of which 70.5 million were issued and outstanding as of December 31, 2013. For the year ended December 31, 2012, there were 145 million authorized shares of common stock, of which 62.3 million were issued and outstanding.

In December 2012, the Company entered into an agreement to purchase the remaining 49% interest in InterScan, Inc. In exchange, the Company agreed to issue to the seller warrants equal to 49% of the fair value of InterScan, Inc., as determined by a third party. The agreement established a minimum value purchase price of $147,000, or approximately 198,000 warrants, based upon the closing stock price at the date of the agreement, and a maximum purchase price of 2,500,000 warrants. The agreement required the seller to exercise one quarter of his outstanding warrants, subject to a minimum of $450,000 in warrant exercise payments, prior to March 1, 2013. The seller exercised all required warrants in accordance with the agreement. The Company issued 439,883 warrants to purchase the Company’s common stock at $0.68 per share to the seller, which will expire on March 31, 2016.

Preferred Stock; Series B Convertible Preferred Stock

The Company has authorized 5,000,000 shares of preferred stock with a $.001 par value. The board of directors has the authority to issue these shares and to set dividends, voting and conversion rights, redemption provisions, liquidation preferences, and other rights and restrictions. The board of directors designated 525,000 shares of preferred stock as redeemable convertible preferred stock, none of which remain outstanding, and 3,000 shares of preferred stock as Series B Preferred Stock, of which 2,147 shares were issued and outstanding as of December 31, 2013.

Pursuant to the terms of the Series B Preferred Stock set forth in the Certificate of Designations, Preferences and Rights designating the Preferred Stock (the “Preferred Stock Designation”), shares of Series B Preferred Stock are convertible into common stock by their holder at any time, and will be mandatorily convertible upon the achievement of certain conditions, including the receipt of certain approvals from the U.S. Food and Drug Administration and the achievement by the Company of specified average trading prices and volumes for the common stock. The original conversion price was $0.68 per share, such that each share of Preferred Stock would convert into 1,471 shares of common stock, subject to customary adjustments, including any accrued but unpaid dividends and pursuant to certain anti-dilution provisions, as set forth in the Preferred Stock Designation. As a result of anti-dilution provisions, the current conversion price is set at $0.40 per share, such that each share of Preferred Stock would convert into 2,500 shares of common stock.

Holders of the Series B Preferred Stock are entitled to quarterly dividends at an annual rate of 5.0%, for the quarter ended December 31, 2013, and at an annual rate of 10% thereafter, in each case, payable in cash or, subject to certain conditions, common stock, at the Company’s option. Accrued dividends totaled approximately $27,000 at December 31, 2013. Each share of Series B Preferred Stock is entitled to a number of votes equal to the number of shares of common stock into which the Series B Preferred Stock is convertible. As long as shares of the Series B Preferred Stock are outstanding, and until the receipt of certain approvals from the U.S. Food and Drug Administration and the achievement by the Company of specified average trading prices and volumes for the common stock, the Company may not incur indebtedness for borrowed money secured by the Company’s intellectual property or in excess of $2.0 million without the prior consent of the holders of two-thirds of the outstanding shares of Series B Preferred Stock. The Company may redeem the Series B Preferred Stock after the second anniversary of issuance, subject to certain conditions. Upon the Company’s liquidation or sale to or merger with another corporation, each share of Series B Preferred Stock will be entitled to a liquidation preference of $1,000 per share, plus any accrued but unpaid dividends.

The Series B Preferred Stock was issued with Tranche A warrants to purchase 1,858,089 shares of common stock and Tranche B warrants purchasing 1,858,088 shares of common stock, both at an exercise price of $1.08 per share. Pursuant to the terms of the Tranche B warrants, their exercise price will be reduced, and the number of shares of common stock into which those warrants are exercisable will be increased, if the Company issues shares at a price below the then-current exercise price. The exercise price of Tranche B warrants is currently $0.40 per share, convertible into 5,016,840 shares of common stock. As a result of these provisions, the Company is required to account for the warrants as a liability recorded at fair value each period. The Company values the warrants using a Monte Carlo Simulation model. Of the $2.6 million in proceeds from issuance of the Series B Preferred Stock, the Company originally allocated $873,000 to the fair value of the warrants. At December 31, 2013, the fair value of these warrants was approximately $1.5 million.

Stock Options

Under the Company’s 1995 Stock Plan (the “Plan”), a total of 6,724,027 shares remained available at December 31, 2013 and 6,531,192 shares were subject to stock options outstanding as of that date, bringing the total number of shares subject to stock options outstanding and those remaining available for issue to 13,255,219 shares of common stock as of December 31, 2013. The Plan allows the issuance of incentive stock options, nonqualified stock options, and stock purchase rights. The exercise price of options is determined by the Company’s board of directors, but incentive stock options must be granted at an exercise price equal to the fair market value of the Company’s common stock as of the grant date. Options historically granted have generally become exercisable over four years and expire ten years from the date of grant.

The fair value of stock options granted in 2013 and 2012 were estimated using the Black-Scholes option pricing model. A summary of the assumptions used in determining the fair value of options follows:

	2013	2012
Expected volatility	174%	141%
Expected option life in years	10.0	10.0
Expected dividend yield	0.00%	0.00%
Risk-free interest rate	1.87%	1.84%
Weighted average fair value per option at grant date	$0.69	$0.76

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 Application of the Black-Scholes option pricing model involves assumptions that are judgmental and affect compensation expense. Historical information is the primary basis for the selection of expected volatility, expected option life and expected dividend yield. Expected volatility is based on the most recent historical period equal to the expected life of the option. The risk-free interest rate is based on yields of U.S. Treasury zero-coupon issues with a term equal to the expected life of the option on the date the stock options were granted.

Stock option activity for each of the two years ended December 31 is as follows:

	2013		2012
		Weighted Average Exercise		Weighted Average Exercise
	Shares	Price	Shares	Price
Outstanding at beginning of year	6,463,206	$0.67	6,862,167	$0.70
Options granted	977,276	$0.50	96,500	$0.79
Options exercised	(580,540)	$0.31	(326,461)	$0.28
Options expired/forfeited	(328,750)	$1.15	(169,000)	$2.60
Outstanding at end of year	6,531,192	$0.66	6,463,206	$0.67
Options vested and exercisable at year-end	5,463,963	$0.58	4,373,807	$0.50
Options available for grant at year-end	6,724,027		6,792,013
Aggregate intrinsic value – options exercised	$236,059		$93,088
Aggregate intrinsic value – options outstanding	$625,412		$1,332,965
Aggregate intrinsic value – options vested and exercisable	$612,946		$1,208,831
Options unvested, balance at beginning of year (1)	1,819,087	$1.18	—	—
Options granted (1)	977,276	$0.50	—	—
Vested (1)	(1,582,034)	$0.80	—	—
Cancelled/Forfeited	(147,100	$1.22	—	—
Balance, end of period (1)	1,067,229	$1.12	—	—

(1)	Includes awards not captured in valuation fragments

The Company estimates the fair value of stock options using a Black-Scholes valuation model. Key input assumptions used to estimate the fair value of stock options include the expected term, expected volatility of the Company’s common stock, the risk free interest rate, option forfeiture rates, and dividends, if any. The expected term of the options is based upon the historical term until exercise or expiration of all granted options. The expected volatility is derived from the historical volatility of the Company’s stock on the OTCBB market for a period that matches the expected term of the option. The risk-free interest rate is the constant maturity rate published by the U.S. Federal Reserve Board that corresponds to the expected term of the option.

Warrants

In July 2012, the Company completed a warrant exchange program, pursuant to which it exchanged warrants exercisable for a total of 15,941,640 shares of common stock, or 56.29% of the warrants eligible to participate, for three classes of new warrants. These exchanges resulted in a deemed dividend of approximately $2.66 million, reflected as a non-cash disclosure in this financial statement of cash flows. The first class of new warrants expired on September 17, 2012 and carried an exercise price of $0.40, $0.45 or $0.50, depending on the date exercised. The second class of new warrants carries a one-year extension from the original expiration date and is exercisable at $0.65. The third class of new warrants carries a two-year extension from the original expiration date and is exercisable at $0.80.

In November 2013, the Company completed a warrant exchange program, pursuant to which it exchanged warrants exercisable for a total of 3,560,869 shares of common stock, or 99% of the warrants eligible to participate. These exchanges resulted in a deemed dividend of approximately $537,000, reflected as a non-cash disclosure in this financial statement of cash flows.

The following table summarizes transactions involving the Company’s outstanding warrants to purchase common stock for the year ended December 31, 2013:

Warrants (Underlying Shares)
Outstanding, January 1, 2013	20,801,512
Issuances	6,874,929
Canceled / Expired	(10,349,659)
Exercised	(6,067,843)
Outstanding, December 31, 2013	11,258,939

The Company had the following shares reserved for the warrants as of December 31, 2013:

Warrants (Underlying Shares)		Exercise Price	Expiration Date
29,656	(1)	$0.65 per share	March 1, 2014
471,856	(1)	$0.80 per share	July 26, 2014
3,590,522	(1)	$0.80 per share	March 1, 2015
6,790	(2)	$1.01 per share	September 10, 2015
439,883	(3)	$0.68 per share	March 31, 2016
285,186	(4)	$1.05 per share	November 20, 2016
1,858,089	(5)	$1.08 per share	May 23, 2018
5,016,840	(6)	$0.40 per share	May 23, 2018

__________

(1)     Consists of outstanding warrants issued in connection with a warrant exchange program in June 2012.

(2)	Consists of outstanding warrants issued in conjunction with a private placement on September 10, 2010.

(3)	Consists of outstanding warrants issued in conjunction with a buy back of our minority interest in December 2012, which were issued in February 2014.

(4)	Consists of outstanding warrants issued in conjunction with a private placement on November 21, 2011.

(5)	Consists of outstanding warrants issued in conjunction with a private placement on May 24, 2013.

(6)	Consists of outstanding warrants issued in conjunction with a private placement on May 24, 2013. Underlying shares increased from 1,858,089 to 5,016,840, and exercise price decreased from $1.08 per share to $0.40 per share, pursuant to the terms of the warrants, as a result of the 2013 warrant exchange program.